August 28, 2008

U.S. Securities & Exchange Commission
Washington, D.C. 20549

Attn:	Division of Corporation Finance Mail Stop 7010 (Attn: Jenn Do and/or Tracey Houser)

Re:	Caprius, Inc. Amendment No. 2 to Registration Statement on Form S-1 Filed June 30, 2008 File No. 333-148792

To whom it may concern;

This letter is being sent pursuant to conversations between Tracey Houser and our Controller, Mr. Raymond Jackshies.  In order to avoid further costs by having to re-file the entire document, and as previously discussed and agreed upon, we are at this time, filing the attached as correspondence which includes marked changes as compared to our previous filing together with the Company’s response letter to both the comment letters of July 8th and July 14th (copies of which are enclosed herein).

We trust that this file is to your satisfaction, and once reviewed will allow us to file the documents with the SEC in their entirety in a timely manner.

Sincerely yours,

/s/ Jonathan Joels
Jonathan Joels
CAPRIUS, INC.
CFO